Equity - reserves	12 Months Ended
Jun. 30, 2019
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Equity - reserves

Note 22. Equity - reserves

Foreign currency translation reserve

The reserve is used to recognise exchange differences arising from translation of the financial statements of foreign operations to Australian dollars.

Share-based payments reserve

The reserve is used to recognise the value of equity benefits provided to employees and executive directors as part of their remuneration, and other parties as part of their compensation for services.

Reserves comprise Share Based Payments reserve of A$2,489,121 (2018: Share Based Payments reserve of A$2,242,734 and Available for Sale reserve of A$(36,824)).